Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 21	$ 16
Trade accounts receivable - net (Note 13)	635	545
Amounts receivable from members related to income taxes (Note 12)	26	80
Materials and supplies inventories - at average cost	91	89
Prepayments and other current assets	88	100
Total current assets	861	830
Investments and other property (Note 13)	113	100
Property, plant and equipment - net (Note 13)	14,879	13,829
Goodwill (Notes 1 and 13)	4,064	4,064
Regulatory assets (Note 5)	2,180	1,974
Other noncurrent assets	23	14
Total assets	22,120	20,811
Current liabilities:
Short-term borrowings (Note 6)	950	789
Long-term debt due currently (Note 7)	550	324
Trade accounts payable (Note 12)	242	231
Amounts payable to members related to income taxes (Note 12)	21	20
Accrued taxes other than amounts related to income	190	182
Accrued interest	83	83
Other current liabilities	188	144
Total current liabilities	2,224	1,773
Long-term debt, less amounts due currently (Note 7)	5,567	5,515
Liability in lieu of deferred income taxes (Notes 1, 4, and 12)	1,517	2,788
Regulatory liabilities (Note 5)	2,807	856
Employee benefit obligations and other (Notes 12 and 13)	2,102	2,168
Total liabilities	14,217	13,100
Commitments and contingencies (Note 8)
Membership interests (Note 9):
Capital account — number of interests outstanding 2017 and 2016 - 635,000,000	8,004	7,822
Accumulated other comprehensive loss	(101)	(111)
Total membership interests	7,903	7,711
Total liabilities and membership interests	$ 22,120	$ 20,811